Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2023 CAD ($) Equity Options shares $ / shares	Dec. 31, 2022 CAD ($) Equity Options shares $ / shares	Dec. 31, 2021 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 2	$ 5
Number of options, Granted			0
Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted				30,000
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement			The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares			73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period			4 years
Option expiration period			10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			3 years
Number of common shares to be received on retirement or termination | shares			1
Number of shares outstanding | Equity			143,000	166,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 9	$ 7
Number of equity granted			38,000
Number of other equity instruments entitle holder to receive payment in cash | Options			913,000	977,000
Number of other equity entitle holder to receive payment in cash or common shares | Options			907,000	1,230,000
Number of other equity instruments entitle holder to receive payment in common shares | Equity			143,000	166,000
Number of equity granted under the member deferred share units under ESOP | Equity			117,000	116,000
Amount of the liability relating to equity			$ 62	$ 53
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted			33,000	106,000
Deferred Share Units [Member] | Defer Payment Of All Or Part Of RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted | shares			18,000	0
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity			206,000	252,000
Number of shares outstanding | Equity			1,963,000	2,373,000	2,079,000
Fair value of equity granted | $ / shares			$ 29.28	$ 24.15
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			36 months
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 207	$ 158
Vesting period		36 months
Number of equity granted			8,500,000	8,600,000
Fair value of equity granted | $ / shares			$ 29.28	$ 24.15
Grant date			March 31 2023
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 45	$ 23
Vesting period	36 months
Number of equity granted			1,600,000	1,700,000
Grant date			March 31 2023
Restricted share units and performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity			$ 514	$ 388